Income Taxes (Tables)	6 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The income tax rate was 21% for the six months ended December 31, 2019 and year ended June 30, 2019 and 35% for the year ended June 30, 2018. The sources of the difference are as follows:

	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	June 30, 2018
Expected tax at 21%, 21% and 35%, respectively	$(281,944)	$(161,718)	$(108,819)
Non-deductible stock-based compensation	16,800	8,400	73,500
Non-deductible loss (nontaxable income) from derivative liability	212,261	69,943	49,228
Non-deductible amortization of debt discounts	35,760	50,228	6,083
Increase (decrease) in Valuation allowance	17,123	38,147	(19,992)
Provision for (benefit from) income taxes	$-	$-	$-

(a)	As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate is 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $1,490,874 from $3,727,185 to $2,236,311 as of June 30, 2019.

Schedule of Components of Deferred Income Tax

Significant components of the Company’s deferred income tax are as follows:

	December 31, 2019	June 30, 2019	June 30, 2018
Unpaid accrued officer and director compensation	$12,559	$8,359	$-
Net operating loss carry-forwards	29,346,959	29,329,836	29,254,563
Valuation allowance	(29,359,518)	(29,338,195)	(29,254,563)
Net non-current deferred tax asset	$-	$-	$-